FORM 13F

               UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, DC 20549

                              Form 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: June 30, 2002
                                                        -------------

              Check here if Amendment | |: Amendment Number:
                                                            ----

                       This Amendment (Check only one):

                       | | is a restatement
                       |_| adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:            Maple Row Management, Inc.
Address:         112 Rowayton Avenue
                 Rowayton, CT 06853


Form 13F File Number:28-05487
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          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:         Eric Blattman
Title:        President
Phone:        (203) 854-5015

Signature, Place and Date of Signing:

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
 /s/ Eric Blattman                          112 Rowayton Avenue,                August 14, 2002
------------------------------------        Rowayton
                                            Connecticut 06853

Report Type (Check only one):

|X| 13F HOLDINGS REPORT

|_| 13F NOTICE

|_| 13F COMBINATION REPORT

                             Form 13F Summary Page

                                Report Summary:

Number of Other Included Managers:       0



Form 13F Information Table Entry Total:  16



Form 13F Information Table Value Total:  $24,077.5 (thousands)



List of Other Included Managers:         None

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
                                                     Form 13F INFORMATION TABLE

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       Column 1              Column 2     Column 3     Column 4     Column 5               Column 6    Column 7         Column 8
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                                                                                                                   Voting authority
       Name of              Class Title     CUSIP   Value (x$1000)  Shrs or  SH/PRN  Put/  Invwestment   Other    ------------------
       Issuer                                                       prn amt.         Call  discretion   managers  Sole  Shared  None
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
AMC ENTERTAINMENT INC                      1669100       303.9      21,400     SH     --      Yes         None    Sole    --     --
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APPLIED FILMS CORP                        38197109     3,559.0     318,915     SH     --      Yes         None    Sole    --     --
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CABOT MICROELECTRONICS CORP               12709P103    3,051.4      70,700     SH     --      Yes         None    Sole    --     --
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CHORDIANT SOFTWARE INC COM                170404107      292.5     150,000     SH     --      Yes         None    Sole    --     --
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CREDENCE SYSTEMS CORP                     225302108    1,771.7      99,700     SH     --      Yes         None    Sole    --     --
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COORSTEK INC                              217020106    4,791.1     155,000     SH     --      Yes         None    Sole    --     --
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DDI CORP                                  233162106    1,382.0   1,535,500     SH     --      Yes         None    Sole    --     --
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DIVERSINET CORP NEW                       25536K204      131.4     453,172     SH     --      Yes         None    Sole    --     --
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MICRO COMPONENT TECHNOLOGY                59479Q100      591.3     236,700     SH     --      Yes         None    Sole    --     --
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NANOMETRICS                               630077105      397.0      25,000     SH     --      Yes         None    Sole    --     --
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NOVA MEASURING INSTRUMENTS                M7516K103      452.1     203,000     SH     --      Yes         None    Sole    --     --
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ROBOTIC VISION SYSTEMS INC                771074101       46.4      50,400     SH     --      Yes         None    Sole    --     --
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SIPEX CORP                                829909100      458.5      95,100     SH     --      Yes         None    Sole    --     --
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SOUTHWALL TECHNOLOGIES INC                844909101    5,176.4     404,300     SH     --      Yes         None    Sole    --     --
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SYNPLICITY INC                            87160Y108    1,388.2     303,100     SH     --      Yes         None    Sole    --     --
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THERMA-WAVE INC                           88343A108      284.8      25,000     SH     --      Yes         None    Sole    --     --
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                                                  $ 24,077.5
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